Note 11 - Retirement Benefits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note
11.
Retirement Benefits

Avalon sponsors a defined contribution profit sharing plan that is a qualified tax deferred benefit plan under Section
401
(k) of the Internal Revenue Code (the “Plan”). Substantially all employees are eligible to participate in the Plan. The Plan provides for employer discretionary cash contributions as determined by Avalon’s Board of Directors. Discretionary contributions vest on a graduated basis and become
100%
vested after
five
years of service. Plan participants
may
also contribute a portion of their annual compensation to the Plan, subject to maximums imposed by the Internal Revenue Code and related regulations. The Board decided not
to make a discretionary employer contribution for
2018
or
2017.